Note 14 - Income Tax (Detail) - Summary of Income (Loss) Before Income Taxes From Continuing Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cayman Islands	$ (31,218)	$ 5,188	$ 18,235
Foreign	5,633	4,872	5,135
	$ (25,585)	$ 10,060	$ 23,370